Related-Party Transactions (Details) (USD $)	9 Months Ended		0 Months Ended		2 Months Ended	1 Months Ended	9 Months Ended		12 Months Ended		14 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Mar. 27, 2013 Series B Convertible Preferred Stock	Feb. 19, 2013 Series B Convertible Preferred Stock	Mar. 31, 2012 Series B Convertible Preferred Stock	May 31, 2009 Founders	Sep. 30, 2013 Founders	Sep. 30, 2012 Founders	Dec. 31, 2012 Founders	Dec. 31, 2011 Founders	Mar. 31, 2013 Sister company of the Company's landlord Series B Convertible Preferred Stock
Related-party transactions
Shares of common stock issued for services received						199,999
Options to acquire shares of common stock for services received (in shares)						100,000
Compensation paid under agreements							$ 81,000	$ 135,000	$ 200,000	$ 200,000
Aggregate shares of preferred stock issued			8,238,377	12,357,561	12,357,561						2,912,621
Net cash proceeds from issuance	$ 21,192,000	$ 12,556,000	$ 8,400,000	$ 12,700,000	$ 12,700,000						$ 3,000,000